FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
Asset measured at fair value:
As at March 31, 2024 (Unaudited)

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	150,449	—	—	150,449
As at December 31, 2023 (Audited)

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663